LIQUIDITY (Details Narrative) ¥ in Millions			1 Months Ended		12 Months Ended
	Jan. 17, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Line of Credit Facility [Line Items]
Construction in progress					$ 728,470
Working Capital					1,200,000
Unpaid tax liabilities					1,200,000
Proceeds from initial public offering	$ 2,200,000	$ 11,300,000				$ 11,271,480
Cash					840,861	1,903,867
Accounts receivable					6,784,307	6,152,807
Accounts receivable related parties current					$ 5,000,000.0
Accounts receivable percentage					73.50%
Short-term bank loans					$ 2,424,587	41,381
Long-term bank loans current					2,135,979	448,005
Long-term bank loans non-current					189,813	$ 2,173,532
Line of credit borrowing capacity					1,800,000			¥ 13
Line of credit borrowing capacity					1,400,000			15
Unused lines of Credit [Member]
Line of Credit Facility [Line Items]
Unused line of credit					2,400,000
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Proceeds from issuance of private placement			$ 2,200,000
Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit borrowing capacity					2,100,000			¥ 10
PRC Banks [Member]
Line of Credit Facility [Line Items]
Loans Payables					4,800,000
Short-term bank loans					2,400,000
Long-term bank loans current					2,100,000
Long-term bank loans non-current					$ 200,000
PRC Banks and Financial Institutions [Member]
Line of Credit Facility [Line Items]
Lines of credit				$ 3,900,000					¥ 28
Shanghai Pudong Development Bank [Member]
Line of Credit Facility [Line Items]
Lines of credit				$ 2,100,000
Period of line of credit				1 year
Qishang Bank [Member]
Line of Credit Facility [Line Items]
Lines of credit				$ 1,800,000
Period of line of credit				3 years